Summary of Significant Accounting Policies (Details) - Schedule of fair value on a recurring basis	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability – conversion feature	$ 1,159,000
Derivative liability – warrants	698,351
Total	1,857,351
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability – conversion feature
Derivative liability – warrants
Total
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability – conversion feature
Derivative liability – warrants
Total
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability – conversion feature	1,159,000
Derivative liability – warrants	698,351
Total	$ 1,857,351